Financial Risk Management (Details) - Schedule of corporation's exchange gains and losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Corporations Exchange Gains And Losses Abstract
Gain	$ 449,864	$ 383,199	$ 426,164
Loss	(450,133)	(430,410)	(429,930)
Total gain/losses	$ (269)	$ (47,211)	$ (3,766)